Restatement of Previously Issued Consolidated Financial Statements - Combined Statements of Loss and Other Comprehensive Loss (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net Revenues	¥ 33,453	¥ 6,163
Other (losses)/ gains, net	138	319
Operating costs
Cost of revenues	(29,587)	(6,547)
Selling and marketing expenses	(193,340)	(46,458)
Administrative expenses	(34,458)	(11,956)
Research and development expenses	(30,253)	(17,644)
Total operating costs	(287,638)	(82,605)
Operating loss	(254,047)	(76,123)
Finance costs	(1,097)	(300)
Net loss before income tax	(255,144)	(76,423)
Income tax expenses	(5,318)	(1,474)
Net loss	(260,462)	(77,897)
Net loss attributable to:
Equity holders of the Company	(260,462)	(77,897)
Net loss	¥ (260,462)	¥ (77,897)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
Basic loss per share	¥ (1,835)	¥ (52,991)
Diluted loss per share	¥ (1,835)	¥ (52,991)
Total comprehensive loss attributable to:
Equity holders of the Company	¥ (260,462)	¥ (77,897)
Total comprehensive loss	(260,462)	(77,897)
Online EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	17,985	5,455
Offline EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	15,102	565
Non-Charging Solutions and Other Services
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	366	143
As Filed
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net Revenues	17,774	5,832
Other (losses)/ gains, net	(1,402)	(19)
Operating costs
Cost of revenues	(18,863)	(8,625)
Selling and marketing expenses	(183,165)	(47,214)
Administrative expenses	(28,458)	(11,755)
Research and development expenses	(37,158)	(20,448)
Total operating costs	(267,644)	(88,042)
Operating loss	(251,272)	(82,229)
Finance costs	(640)	89
Net loss before income tax	(251,912)	(82,140)
Income tax expenses	(398)	(42)
Net loss	(252,310)	(82,182)
Net loss attributable to:
Equity holders of the Company	(252,310)	(82,182)
Net loss	¥ (252,310)	¥ (82,182)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
Basic loss per share	¥ (50,462)	¥ (55,906)
Diluted loss per share	¥ (50,462)	¥ (55,906)
Total comprehensive loss attributable to:
Equity holders of the Company	¥ (252,310)	¥ (82,182)
Total comprehensive loss	(252,310)	(82,182)
As Filed | Online EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	10,104	5,124
As Filed | Offline EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	7,060	565
As Filed | Non-Charging Solutions and Other Services
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	610	143
Restatement Adjustments
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net Revenues	15,679	331
Other (losses)/ gains, net	1,540	338
Operating costs
Cost of revenues	(10,724)	2,078
Selling and marketing expenses	(10,175)	756
Administrative expenses	(6,000)	(201)
Research and development expenses	6,905	2,804
Total operating costs	(19,994)	5,437
Operating loss	(2,775)	6,106
Finance costs	(457)	(389)
Net loss before income tax	(3,232)	5,717
Income tax expenses	(4,920)	(1,432)
Net loss	(8,152)	4,285
Net loss attributable to:
Equity holders of the Company	(8,152)	4,285
Net loss	¥ (8,152)	¥ 4,285
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
Basic loss per share	¥ 48,627	¥ 2,915
Diluted loss per share	¥ 48,627	¥ 2,915
Total comprehensive loss attributable to:
Equity holders of the Company	¥ (8,152)	¥ 4,285
Total comprehensive loss	(8,152)	4,285
Restatement Adjustments | Online EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	7,881	¥ 331
Restatement Adjustments | Offline EV Charging Solutions
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	8,042
Restatement Adjustments | Non-Charging Solutions and Other Services
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Net revenues from rendering of services	¥ (244)